Capital Management (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,688,418	$ 3,545,777
Shareholders' Equity	(1,910,513)	(377,573)	$ 1,156,208	$ 257,550
Total capital	1,777,905	3,329,970
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,688,418	$ 3,707,543